CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 106,434	$ 35,286
Other investments	1,070	5,135
Accounts and other receivables	10,285	22,276
Income tax receivable	188	3,268
Inventories	36,010	27,258
Prepaids and other current assets	3,660	7,550
Total current assets	157,647	100,773
Non-current income tax receivable	3,572	4,262
Non-current IVA receivable	31,301	23,320
Non-current loan receivable	1,156	1,874
Deferred financing fees	0	7,545
Other non-current assets	19,368	22,376
Mineral properties, plant and equipment	506,205	314,657
Total assets	719,249	474,807
Current liabilities
Accounts payable, accrued liabilities and other current liabilities	53,943	46,582
Income taxes payable	9,457	7,801
Loans payable	5,234	3,861
Derivative liabilities	10,232	0
Total current liabilities	78,866	58,244
Non-current loans payable	115,002	4,658
Provisions for reclamation and rehabilitation	11,635	8,745
Deferred income tax liability	10,315	13,730
Non-current derivative liabilities	16,627	0
Other non-current liabilities	2,367	3,089
Total liabilities	234,812	88,466
Shareholders' equity
Common shares	850,986	722,695
Contributed surplus	5,606	4,556
Retained deficit	(372,155)	(340,910)
Total shareholders' equity	484,437	386,341
Total liabilities and shareholders' equity	$ 719,249	$ 474,807